BROKERAGE ACCOUNTS (Details Narrative)	6 Months Ended
Jun. 30, 2022 USD ($)
BROKERAGE ACCOUNT
Market value of the Company's account portfolio	$ 30,646
Transfer from the brokerage account to operating account	37,000
Opening value of Brokerage Account	$ 325,794